ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 50,568,698	$ 33,941,083
Less: allowance for credit losses	(3,992,922)	(2,841,192)
Accounts receivable, net	$ 46,575,776	$ 31,099,891